Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 95,385,375
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.048
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	10,375,000
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	0.027
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	(12,500,000)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	0.038
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	93,260,375
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	(2,625,000)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0.037
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	90,635,375
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	3.27
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 19	88,072,875
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 20	0.048
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 21	3.11
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 22	0
Non-Employee Stock Option [Member]
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	778,500
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.432
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	125,000
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	0.027
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	903,500
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	0.376
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	7,359,399
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0.017
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	8,262,899
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	0.057
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	2.99
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	8,231,649
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	1.479
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	2.97
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 0